Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Mar. 31, 2026	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026
C000163318
Account Value [Line Items]
Line Graph and Table Measure Name			Institutional
Accumulated Value	$ 10,000	$ 10,314		$ 10,917	$ 11,530	$ 11,881	$ 11,927	$ 12,465	$ 13,458	$ 13,004	$ 13,290	$ 14,044	$ 11,752	$ 13,162	$ 13,731	$ 13,804	$ 14,873	$ 10,341	$ 12,094	$ 12,871	$ 15,502	$ 17,621	$ 18,725	$ 18,419	$ 19,670	$ 20,035	$ 17,616	$ 17,207	$ 19,528	$ 19,804	$ 20,252	$ 20,149	$ 22,010	$ 23,775	$ 23,796	$ 25,733	$ 25,221	$ 25,539	$ 26,158	$ 27,430	$ 27,570	$ 27,776
C000132967
Account Value [Line Items]
Line Graph and Table Measure Name			Institutional
Accumulated Value	10,000	10,409		10,821	11,563	11,779	11,901	12,509	13,428	13,316	13,532	14,080	12,056	13,336	13,672	13,862	14,893	10,404	12,295	12,646	14,971	16,637	17,525	17,299	18,266	19,290	17,493	16,578	19,038	19,025	19,530	19,231	21,189	22,900	22,471	24,512	23,920	24,888	25,755	26,699	26,832	27,947
Morningstar US Market TR Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar US Market TR Index
Accumulated Value	10,000	10,260		10,696	11,124	11,781	12,143	12,692	13,512	13,429	13,928	14,933	12,830	14,638	15,252	15,447	16,836	13,373	16,313	17,820	20,354	21,578	23,383	23,391	25,603	24,239	20,155	19,232	20,628	22,154	24,036	23,270	26,082	28,751	29,751	31,555	32,365	30,865	34,303	37,080	37,979	36,391
Morningstar US Market TR Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar US Market TR Index
Accumulated Value	10,000	10,260		10,696	11,124	11,781	12,143	12,692	13,512	13,429	13,928	14,933	12,830	14,638	15,252	15,447	16,836	13,373	16,313	17,820	20,354	21,578	23,383	23,391	25,603	24,239	20,155	19,232	20,628	22,154	24,036	23,270	26,082	28,751	29,751	31,555	32,365	30,865	34,303	37,080	37,979	36,391
Morningstar US Large Value TR Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar US Large Value TR Index
Accumulated Value	10,000	10,436		10,670	11,496	11,784	11,838	12,417	13,230	12,816	12,875	13,770	12,449	13,734	14,161	14,613	15,649	11,721	13,180	13,569	15,552	17,127	17,782	17,557	18,894	19,203	17,637	16,386	18,944	19,080	19,854	19,612	21,184	23,067	22,932	24,921	24,296	25,740	25,971	27,572	28,714	29,393
Morningstar US Large Value TR Index
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar US Large Value TR Index
Accumulated Value	$ 10,000	$ 10,436		$ 10,670	$ 11,496	$ 11,784	$ 11,838	$ 12,417	$ 13,230	$ 12,816	$ 12,875	$ 13,770	$ 12,449	$ 13,734	$ 14,161	$ 14,613	$ 15,649	$ 11,721	$ 13,180	$ 13,569	$ 15,552	$ 17,127	$ 17,782	$ 17,557	$ 18,894	$ 19,203	$ 17,637	$ 16,386	$ 18,944	$ 19,080	$ 19,854	$ 19,612	$ 21,184	$ 23,067	$ 22,932	$ 24,921	$ 24,296	$ 25,740	$ 25,971	$ 27,572	$ 28,714	$ 29,393